Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 96.47%
Banking — 24.66%
Banco Santander 8.00% 2/1/34 μ, ψ	200,000	$ 212,721
Bank of America
2.482% 9/21/36 μ	125,000	105,516
5.819% 9/15/29 μ	405,000	426,330
6.204% 11/10/28 μ	185,000	195,324

Bank of Montreal 7.70% 5/26/84 μ	200,000	211,556
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	250,000	248,676
Barclays 9.625% 12/15/29 μ, ψ	200,000	225,683
Citibank 5.57% 4/30/34	250,000	266,810
Citigroup
7.00% 8/15/34 μ, ψ	75,000	80,446
7.125% 8/15/29 μ, ψ	170,000	177,385

Citizens Bank 6.064% 10/24/25 μ	250,000	250,001
Deutsche Bank
6.72% 1/18/29 μ	150,000	158,830
7.146% 7/13/27 μ	150,000	156,173

Fifth Third Bancorp 5.631% 1/29/32 μ	65,000	67,913
Fifth Third Bank 5.852% 10/27/25 μ	250,000	250,089
Goldman Sachs Group
5.049% 7/23/30 μ	320,000	328,424
5.727% 4/25/30 μ	90,000	94,606
5.851% 4/25/35 μ	105,000	112,866
6.125% 11/10/34 μ, ψ	85,000	85,581
6.484% 10/24/29 μ	85,000	91,550
7.50% 5/10/29 μ, ψ	175,000	185,932

Huntington National Bank 4.552% 5/17/28 μ	250,000	250,252
JPMorgan Chase & Co.
5.571% 4/22/28 μ	215,000	221,709
6.254% 10/23/34 μ	292,000	324,874

KeyBank 5.85% 11/15/27	305,000	316,326
KeyCorp 6.277% (SOFR03M + 1.25%) 5/23/25 •	100,000	100,164
Morgan Stanley
2.484% 9/16/36 μ	115,000	96,262
5.831% 4/19/35 μ	188,000	202,014
6.407% 11/1/29 μ	168,000	180,572
6.627% 11/1/34 μ	190,000	214,989

Popular 7.25% 3/13/28	195,000	206,052
Regions Financial 5.502% 9/6/35 μ	280,000	285,045
Societe Generale 144A 7.132% 1/19/55 #, μ	200,000	203,923
State Street
4.993% 3/18/27	135,000	138,209
6.123% 11/21/34 μ	170,000	185,716
SVB Financial Group
1.80% 10/28/26 ‡	62,000	36,275
1.80% 2/2/31 ‡	58,000	33,962
2.10% 5/15/28 ‡	30,000	17,557
4.57% 4/29/33 ‡	126,000	73,827

Truist Bank 4.632% 9/17/29 μ	445,000	442,958
Truist Financial 4.95% 9/1/25 μ, ψ	290,000	288,004
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 5.379% 9/6/45 #, μ	140,000	$ 143,311
144A 9.25% 11/13/28 #, μ, ψ	200,000	221,620
US Bancorp
2.491% 11/3/36 μ	115,000	97,083
6.787% 10/26/27 μ	180,000	189,053
		8,402,169
Basic Industry — 2.73%
Freeport-McMoRan 5.45% 3/15/43	390,000	392,052
LYB International Finance III
3.625% 4/1/51	375,000	279,743
5.50% 3/1/34	90,000	93,678

Sherwin-Williams 2.90% 3/15/52	245,000	164,974
		930,447
Brokerage — 1.67%
Jefferies Financial Group
2.625% 10/15/31	142,000	123,224
5.875% 7/21/28	40,000	41,739
6.20% 4/14/34	285,000	305,222
6.50% 1/20/43	90,000	98,970
		569,155
Capital Goods — 5.53%
Amphenol 2.20% 9/15/31	180,000	155,649
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	378,144
BAE Systems
144A 5.125% 3/26/29 #	200,000	205,877
144A 5.30% 3/26/34 #	200,000	208,083
Boeing
2.196% 2/4/26	365,000	351,628
144A 6.858% 5/1/54 #	45,000	49,425

Howmet Aerospace 5.95% 2/1/37	145,000	158,696
John Deere Capital 5.05% 6/12/34	100,000	104,458
L3Harris Technologies 5.25% 6/1/31	130,000	135,374
Northrop Grumman 5.20% 6/1/54	135,000	137,591
		1,884,925
Communications — 7.01%
AT&T 3.50% 9/15/53	275,000	202,198
CCO Holdings
144A 4.75% 2/1/32 #	110,000	97,035
144A 6.375% 9/1/29 #	70,000	70,132

Cellnex Finance 144A 3.875% 7/7/41 #	200,000	163,598
Charter Communications Operating 3.85% 4/1/61	365,000	224,047
Meta Platforms
4.30% 8/15/29	75,000	76,174
4.55% 8/15/31	85,000	86,929
4.75% 8/15/34	65,000	66,371
5.40% 8/15/54	275,000	288,321
NQ-FL9 [0924] 1124 (4017942)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Netflix
4.90% 8/15/34	110,000	$ 113,821
5.40% 8/15/54	165,000	174,814

Rogers Communications 5.00% 2/15/29	105,000	107,183
Sprint Capital 6.875% 11/15/28	165,000	180,279
Time Warner Cable 7.30% 7/1/38	100,000	105,098
T-Mobile USA
5.25% 6/15/55	160,000	159,337
5.50% 1/15/55	90,000	93,331

Verizon Communications 2.875% 11/20/50	265,000	179,897
		2,388,565
Consumer Cyclical — 6.64%
Amazon.com 2.50% 6/3/50	410,000	271,201
Aptiv 3.10% 12/1/51	249,000	158,429
Ford Motor Credit
6.80% 5/12/28	200,000	209,621
6.95% 3/6/26	200,000	204,777

General Motors 6.25% 10/2/43	80,000	82,141
General Motors Financial
5.45% 9/6/34	105,000	104,724
5.60% 6/18/31	50,000	51,366
5.95% 4/4/34	126,000	130,452
Home Depot
4.85% 6/25/31	125,000	129,613
4.875% 6/25/27	45,000	46,178
4.95% 6/25/34	120,000	124,802
Hyundai Capital America
144A 5.275% 6/24/27 #	65,000	66,478
144A 5.30% 3/19/27 #	145,000	148,059
144A 5.40% 6/24/31 #	190,000	197,140

Uber Technologies 5.35% 9/15/54	340,000	337,424
		2,262,405
Consumer Non-Cyclical — 6.36%
AbbVie 5.35% 3/15/44	310,000	327,252
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	161,349
Bunge Limited Finance
2.75% 5/14/31	85,000	76,722
4.10% 1/7/28	120,000	119,977
4.20% 9/17/29	145,000	144,673

Campbell Soup 5.20% 3/19/27	150,000	153,962
Coca-Cola Consolidated 5.25% 6/1/29	240,000	249,655
Gilead Sciences 4.80% 4/1/44	230,000	222,317
JBS USA Holding Lux 3.00% 2/2/29	128,000	119,206
Merck & Co. 2.75% 12/10/51	432,000	292,412
Royalty Pharma
3.35% 9/2/51	405,000	280,174
5.90% 9/2/54	19,000	19,698
		2,167,397
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric — 11.39%
AEP Texas 5.45% 5/15/29	105,000	$ 109,566
Appalachian Power 4.50% 8/1/32	190,000	187,561
Baltimore Gas and Electric
5.30% 6/1/34	60,000	62,889
5.65% 6/1/54	105,000	113,103

Berkshire Hathaway Energy 2.85% 5/15/51	110,000	74,525
CenterPoint Energy Houston Electric 5.20% 10/1/28	71,000	73,850
Commonwealth Edison 2.75% 9/1/51	300,000	198,316
Constellation Energy Generation 5.75% 3/15/54	170,000	180,032
Dominion Energy
6.875% 2/1/55 μ	255,000	270,893
Series B 7.00% 6/1/54 μ	85,000	93,018

Duke Energy 6.45% 9/1/54 μ	65,000	67,652
Duke Energy Indiana 5.40% 4/1/53	110,000	113,402
Fells Point Funding Trust 144A 3.046% 1/31/27 #	140,000	135,634
NextEra Energy Capital Holdings
5.55% 3/15/54	198,000	207,054
6.75% 6/15/54 μ	75,000	81,119

Northern States Power 5.40% 3/15/54	185,000	195,587
Oglethorpe Power
3.75% 8/1/50	215,000	165,839
4.50% 4/1/47	210,000	184,392
5.25% 9/1/50	225,000	219,464
6.20% 12/1/53	30,000	32,872
Pacific Gas & Electric
3.50% 8/1/50	245,000	177,589
5.55% 5/15/29	75,000	77,937

Pacific Gas and Electric 4.20% 6/1/41	65,000	54,953
PacifiCorp 2.90% 6/15/52	225,000	145,677
PPL Capital Funding 5.25% 9/1/34	60,000	61,818
Public Service Co. of Oklahoma 3.15% 8/15/51	170,000	118,037
Virginia Electric and Power
5.05% 8/15/34	80,000	82,158
5.55% 8/15/54	45,000	47,347

Vistra Operations 144A 6.95% 10/15/33 #	308,000	347,488
		3,879,772
Energy — 10.33%
Apache 5.10% 9/1/40	260,000	231,351
BP Capital Markets 4.875% 3/22/30 μ, ψ	245,000	243,108
BP Capital Markets America 2.939% 6/4/51	145,000	98,645
Cheniere Energy Partners
4.50% 10/1/29	220,000	217,129
144A 5.75% 8/15/34 #	74,000	77,148

ConocoPhillips 5.55% 3/15/54	105,000	109,866

2    NQ-FL9 [0924] 1124 (4017942)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Diamondback Energy
5.20% 4/18/27	60,000	$ 61,250
5.75% 4/18/54	235,000	236,970
Enbridge
5.75% 7/15/80 μ	225,000	221,168
7.20% 6/27/54 μ	135,000	141,872
Energy Transfer
5.95% 5/15/54	100,000	102,426
6.25% 4/15/49	140,000	147,303
6.50% 11/15/26 μ, ψ	385,000	385,041
Enterprise Products Operating
4.95% 2/15/35	80,000	81,274
5.55% 2/16/55	75,000	77,533

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	183,156	154,462
Kinder Morgan
5.00% 2/1/29	45,000	45,981
5.20% 6/1/33	185,000	187,356
Occidental Petroleum
5.55% 10/1/34	45,000	45,718
6.20% 3/15/40	43,000	44,676
6.60% 3/15/46	107,000	115,220
7.95% 6/15/39	46,000	55,347

Targa Resources 5.50% 2/15/35	185,000	190,602
Targa Resources Partners 4.00% 1/15/32	95,000	89,470
TotalEnergies Capital 5.275% 9/10/54	110,000	110,240
Transcanada Trust 5.625% 5/20/75 μ	47,000	46,655
		3,517,811
Finance Companies — 6.23%
AerCap Ireland Capital DAC
3.00% 10/29/28	300,000	283,485
4.95% 9/10/34	150,000	149,249
Air Lease
4.125% 12/15/26 μ, ψ	153,000	143,970
4.625% 10/1/28	63,000	63,250
5.10% 3/1/29	46,000	47,134
5.20% 7/15/31	95,000	97,161
Apollo Debt Solutions BDC
144A 6.70% 7/29/31 #	105,000	108,217
144A 6.90% 4/13/29 #	80,000	83,194

Ares Capital 5.95% 7/15/29	70,000	71,888
Ares Strategic Income Fund 144A 5.60% 2/15/30 #	85,000	84,363
Aviation Capital Group
144A 1.95% 9/20/26 #	300,000	284,310
144A 5.375% 7/15/29 #	115,000	117,531
144A 6.375% 7/15/30 #	125,000	134,036

Blackstone Private Credit Fund 144A 4.95% 9/26/27 #	150,000	148,703
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Blue Owl Credit Income
144A 5.80% 3/15/30 #	260,000	$ 257,608
144A 6.60% 9/15/29 #	45,000	46,182
		2,120,281
Insurance — 3.49%
Aon North America
5.125% 3/1/27	100,000	102,328
5.30% 3/1/31	30,000	31,313
Athene Global Funding
144A 1.985% 8/19/28 #	277,000	251,656
144A 2.50% 3/24/28 #	110,000	102,521
144A 2.717% 1/7/29 #	90,000	83,212

Athene Holding 3.45% 5/15/52	125,000	85,837
Hartford Financial Services Group 2.90% 9/15/51	135,000	91,528
Pine Street Trust III 144A 6.223% 5/15/54 #	145,000	157,346
UnitedHealth Group
5.375% 4/15/54	140,000	145,647
5.50% 7/15/44	130,000	137,660
		1,189,048
Natural Gas — 1.82%
Sempra
4.875% 10/15/25 μ, ψ	274,000	271,744
6.40% 10/1/54 μ	130,000	130,570

Southern California Gas 5.20% 6/1/33	140,000	145,759
Spire Missouri 5.15% 8/15/34	70,000	72,820
		620,893
Real Estate Investment Trusts — 1.12%
American Homes 4 Rent 5.50% 7/15/34	175,000	181,071
Extra Space Storage 2.35% 3/15/32	235,000	198,469
		379,540
Technology — 7.10%
Broadcom
4.15% 2/15/28	115,000	114,907
5.05% 7/12/29	185,000	190,638
5.15% 11/15/31	115,000	119,391

CDW 3.276% 12/1/28	435,000	412,308
CoStar Group 144A 2.80% 7/15/30 #	175,000	157,715
Entegris
144A 4.75% 4/15/29 #	140,000	138,089
144A 5.95% 6/15/30 #	135,000	137,627

Fiserv 4.75% 3/15/30	125,000	127,482
Marvell Technology 1.65% 4/15/26	210,000	201,273
Oracle
3.60% 4/1/50	195,000	148,583
4.20% 9/27/29	75,000	74,898
5.375% 9/27/54	75,000	75,010
6.125% 7/8/39	170,000	187,881
NQ-FL9 [0924] 1124 (4017942)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Investment Grade Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Roper Technologies
4.75% 2/15/32	85,000	$ 86,031
4.90% 10/15/34	100,000	100,739

Sensata Technologies 144A 3.75% 2/15/31 #	160,000	146,662
		2,419,234
Transportation — 0.39%
CSX 4.90% 3/15/55	135,000	132,806
		132,806
Total Corporate Bonds (cost $33,125,773)		32,864,448

Municipal Bonds — 0.26%
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	89,075	86,848
Total Municipal Bonds (cost $84,481)		86,848

Non-Agency Asset-Backed Securities — 1.22%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	400,000	416,632
Total Non-Agency Asset-Backed Securities (cost $399,858)		416,632

Loan Agreements — 0.36%
Capital Goods — 0.36%
Standard Industries 6.92% (SOFR01M + 2.00%) 9/22/28 •	123,321	123,768
Total Loan Agreements (cost $123,321)		123,768
	Number of shares
Short-Term Investments — 1.27%
Money Market Mutual Funds — 1.27%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	107,816	107,816
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	107,816	107,816
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	107,816	107,816
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	107,817	$ 107,817
Total Short-Term Investments (cost $431,265)		431,265

Total Value of Securities—99.58% (cost $34,164,698)		33,922,961
Receivables and Other Assets Net of Liabilities—0.42%		144,659
Net Assets Applicable to 3,867,091 Shares Outstanding—100.00%		$34,067,620
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $5,884,510, which represents 17.27% of the Series’ net assets.
‡	Non-income producing security. Security is currently in default.
Summary of abbreviations:
BDC – Business Development Company
DAC – Designated Activity Company
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar

4    NQ-FL9 [0924] 1124 (4017942)